Net loss per share (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit (loss) from continuing operations	$ 2,668,254	$ 3,129,368	$ 3,763,075
Weighted average number of ordinary shares outstanding (in shares)	133,842,894	117,264,220	111,726,719